A Portfolio of

                           Franklin Mutual Beacon Fund

                                     [Logo]

This report and the financial statements contained herein are submitted for the general information of the shareholders of Mutual Beacon Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

                                     MUTUAL
                                     BEACON
                                      FUND

                                     [Logo]

                                     ANNUAL
                                     REPORT

                                December 31, 1996

                                     [Logo]

                          Mutual Beacon Fund -- Class Z
                               Yearly Performance
                                  Total Return*

1985**   .............................................................    25.25%
1986     .............................................................    15.47%
1987     .............................................................    12.84%
1988     .............................................................    28.79%
1989     .............................................................    17.46%
1990     .............................................................    -8.17%
1991     .............................................................    17.60%
1992     .............................................................    22.92%
1993     .............................................................    22.93%
1994     .............................................................     5.61%
1995     .............................................................    25.89%
1996     .............................................................    21.19%

--------------------------------------------------------------------------------

             Comparison of Changes in Value of $10,000 Investment in
                               Mutual Beacon Fund
          To the S&P 500 and The Lipper Growth and Income Funds Average
--------------------------------------------------------------------------------


          AVERAGE ANNUAL TOTAL RETURN*

----------------------------------------
       1 Year        5 Year     10 Year
----------------------------------------
       21.19%        19.48%     16.20%
----------------------------------------

 [The following table was represented as a line graph in the printed material.]

                                                Lipper
                                                Growth
                            Mutual              & Income
                            Shares              Funds
                            Class Z   S&P 500   Average
                            -------   -------   -------

               '86 .......  10000      10000     10000
               '87 .......  11284      10494     10191
               '88 .......  14533      12231     11819
               '89 .......  17070      16101     14621
               '90 .......  15675      15602     13991
               '91 .......  18434      20344     18070
               '92 .......  22659      21891     19677
               '93 .......  27856      24092     21967
               '94 .......  29420      24408     21760
               '95 .......  37037      33568     28465
               '96 .......  44885      41275     34377
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                Aggregate Total Returns** Since November 1, 1996

Mutual Beacon -- Class I.... 1.71%      Mutual Beacon -- Class II.... 5.38%

* Total Return and Average Annual Total Return includes changes in share price and reinvestment of dividends and capital gain distributions.

** As of November 1, 1996, the fund began offering Class I and Class II shares, which include sales charges and 12b-1 fees. Aggregate total return for Class I and II measures the change in value of an investment since inception and includes the maximum initial sales charges. Aggregate Total Return calculations assume reinvestment of dividends and capital gains at net asset value. Since the shares have existed for less than one year, average annual total returns are not provided.

                        FRANKLIN MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078

                                                               February 18, 1997

TO THE SHAREHOLDERS OF MUTUAL BEACON FUND:

      Nineteen ninety-six was a year in which almost everything went right in the equity markets. With the exception of a couple of short-lived "corrections," the markets, continuing the strong upward 1995 trend, moved inexorably to record levels. During the year, Mutual Beacon Fund appreciated 21.19% with cash balances averaging about 22% of total net assets.

      As value investors, our primary mission is to buy securities at significant discounts to asset value. When you consider that since the beginning of 1995 the Standard & Poor's(R) 500 stock index has appreciated more than 65%, you might ask -- how can a value investor continue to "find value" in a market that has seen such a dramatic move over such a short period? Or, put another way, were markets extremely cheap two years ago or are they extremely expensive now?

      The answer to these types of questions lies in understanding how we operate our business on a daily basis. We focus on individual stocks, not on macroeconomic variables or overall market movements. Our experience demonstrates that "cheap stock" opportunities exist even as many securities may be priced at expensive levels. Most people like to invest in companies that are performing well and have stocks that performed well. We tend to focus on the laggards, the underperformers whose share price performance has been poor, or companies beset by negative news such as earnings disappointments or adverse legal judgments. The extension of our value investing approach to mergers and acquisitions as well as to distressed securities further removes us from the equivalent of owning a market index.

      Although the equity markets are significantly higher than they were two years ago, valuations of specific companies are not necessarily out of line with our investment parameters. While some companies simply have not participated in the upward movement, others are operating much better than they had been previously and have attractive valuations. Furthermore, the models for emphasizing returns to shareholders through mechanisms such as restructurings, spinoffs and stock buybacks are well documented. We direct our attention to situations where these opportunities have not been fully exploited. The Funds have also expanded their geographic breadth, focusing more on Europe as valuations became more compelling there; the performance of the "European portfolio" within the Funds was a significant contributor to the overall performance of the Funds this year.

      As we look forward, we continue to find a number of new situations that provide compelling value. Of particular interest to us is that they are familiar names and very large companies, such as General Motors and Olin Corporation. Equity valuations in Europe also continue to be attractive relative to the U.S. market, as many companies are recognizing the need to compete globally in terms of shareholder returns as well as for customers.

      This year will also be our first full year as part of the Franklin Templeton family and we are happy to say that this partnership is proceeding as we had hoped. The investment process here continues to operate autonomously. At the same time, we are integrating our shareholder services with those of the Franklin Templeton family to respond to shareholder needs. We would like to thank the senior management of Franklin Templeton for their help in this process and their commitment to ensuring that the qualities that have made our Funds special will be perpetuated.

                                        Sincerely,


                                             MICHAEL F. PRICE, President

                               MUTUAL BEACON FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996

                                                          Number        Value
                                                        of Shares     (Note A)
                                                        ---------     --------
COMMON STOCK & OTHER EQUITY INTERESTS (75.19%)
    Aerospace (1.90%)
       * Coltec Industries, Inc...................       419,600   $   7,918,619
         General Motors Corp., Class H............       167,800       9,438,750
       * Hexcel Corp..............................       980,601      14,341,290
       * Litton Industries, Inc...................       249,500      11,882,438
         Lockheed Martin Corp.....................       108,394       9,918,051
       * Loral Space & Communications.............       625,600      11,495,400
         McDonnell Douglas Corp...................       467,500      29,920,000
                                                                   -------------
                                                                      94,914,548
                                                                   -------------
    Banking (3.09%)
         Astoria Financial Corp...................        44,800       1,652,000
         Barclays PLC.............................       430,000       7,381,026
         Bay View Capital Corp....................        34,500       1,461,938
       * Cal Fed Bancorp Inc......................        91,400       2,239,300
         Chase Manhattan Corp.....................     1,539,852     137,431,791
         Standard Federal Bancorporation..........        72,800       4,140,500
                                                                   -------------
                                                                     154,306,555
                                                                   -------------
    Chemicals (1.88%)
         BASF AG .................................       481,300      18,504,319
         Clariant AG..............................        18,500       7,919,686
         DSM NV ..................................       137,000      13,521,460
         Eastman Chemical Co., Inc................       109,000       6,022,250
         Laporte PLC..............................       160,000       1,886,846
         Olin Corp................................       897,500      33,768,438
         Rohm & Haas Co...........................       147,800      12,064,175
                                                                   -------------
                                                                      93,687,174
                                                                   -------------
    Communications (3.95%)
       * 360 Communications Company...............       414,500       9,585,313
         AT&T Corp................................     1,927,200      83,833,200
       * Associated Group Inc., Class A...........        27,875         857,156
       * Associated Group Inc., Class B...........        81,875       2,435,781
       * Jacor Communications Inc.,
           Warrants...............................       592,575       1,185,150
         Korea Mobile Telecommunications
           Corp...................................         5,000       5,065,917
         MCI Communications Corp. ................     1,475,000      48,214,063
       * NetCom Systems AB, Class A...............       109,350       1,715,646
         Sprint Corp..............................       131,000       5,223,625
         Telephone & Data Systems Inc.............     1,081,900      39,218,875
                                                                   -------------
                                                                     197,334,726
                                                                   -------------
    Computer & Electronic Equipment (1.65%)
       * Imation Corp.............................       488,500      13,739,063
       * Unitrode Corp., Warrants.................         8,148          37,685
       * Wang Laboratories, Inc...................     1,506,700      30,510,675
         Xerox Corp...............................       715,700      37,663,713
                                                                   -------------
                                                                      81,951,136
                                                                   -------------
    Conglomerates (8.79%)
         Alexander & Baldwin, Inc.................       154,800       3,870,000
       * American Standard Companies Inc..........       360,100      13,773,825
         BTR PLC..................................     5,974,107      29,065,104
       * Berkshire Hathaway Inc., Class A.........           305      10,400,500
         Cheung Kong Holdings Ltd.................     2,250,000      19,999,677
         Hanson PLC...............................     9,662,500      13,573,252
         Harcourt General Inc.....................       100,900       4,654,013
         Incentive AB, A Shares...................       340,694      24,728,334
         Investor AB, A Shares....................     1,004,900      44,941,531
         Investor AB, B Shares....................     1,659,700      73,373,982
         Kinnevik AB, A Shares....................       287,550       7,884,609
         Kinnevik AB, B Shares....................     1,870,752      51,570,251
         Lagardere S.C.A..........................     1,102,738      30,285,418
         Philips Electronics NV...................       585,000      23,400,000
         Philips Electronics NV, ADR..............       447,700      18,151,752
         RGI NV, Resource Group
           International..........................       250,000       2,547,821
         Semi-Tech (Global) Ltd...................     7,916,018      13,100,398
         Tomkins PLC..............................     3,244,800      15,008,326
         Viad Corp................................     2,319,600      38,273,400
                                                                   -------------
                                                                     438,602,193
                                                                   -------------
    Construction (0.55%)
         Hollandsche Beton Groep NV ..............         5,613       1,163,564
         Lone Star Industries, Inc................       123,768       4,563,945
         Martin Marietta Materials Inc............       281,860       6,553,245
    (A)  Puerto Rican Cement Co., Inc.............       279,800       8,743,750
       * Schuller Corp............................       489,617       5,202,181
       * USG Corp.................................        30,300       1,026,413
                                                                   -------------
                                                                      27,253,098
                                                                   -------------
    Consumer Products & Services (5.96%)
         American Brands, Inc.....................       354,300      17,582,138
         B.A.T Industries PLC.....................     3,035,000      25,216,278
       * BIC SA...................................       150,208      22,538,442
         Corning Inc..............................       677,700      31,343,625
         Dial Corp................................     2,319,600      34,214,100

                                                          Number        Value
                                                        of Shares     (Note A)
                                                        ---------     --------
         Esselte AB, A Shares.....................       636,000    $ 14,454,863
         Esselte AB, B Shares.....................       804,500      17,812,635
       * KinderCare Learning Centers, Inc.........       181,278       3,398,963
         Loewen Group Inc.........................       154,400       6,040,900
         Philip Morris Companies Inc..............        47,000       5,293,375
         RJR Nabisco Holdings Corp. ..............     1,764,185      59,982,290
       * Ranger Industries, Inc...................         5,059           1,417
         Sophus Berendsen A/S, Class B............        56,000       7,208,015
    (R)  Sunbeam Corp.............................     1,480,670      32,408,165
         Vendome Luxury Group PLC.................     1,228,317      11,173,405
       * U.S. Industries, Inc.....................       246,000       8,456,250
                                                                   -------------
                                                                     297,124,861
                                                                   -------------
    Entertainment & Media (4.36%)
       * BHC Communications, Inc..................       179,298      18,176,335
       * Chris Craft Industries, Inc..............       228,847       9,582,968
         Comcast Corp., Class A...................        70,000       1,233,750
         Comcast Corp., Class A, Special
           Non-Voting.............................     1,465,766      26,108,957
         EMI Group PLC............................       250,000       5,931,579
       * ITT Corp.................................       375,600      16,291,650
         Shaw Brothers Ltd........................     8,800,300      10,467,743
         Todd A.O. Corp., Class A.................       116,828       1,197,487
       * US West, Inc. - Media Group..............     6,942,800     128,441,800
                                                                   -------------
                                                                     217,432,269
                                                                   -------------
    Financial Services (5.04%)
         Bear Stearns Companies, Inc..............       368,177      10,262,934
         Beneficial Corp..........................        81,600       5,171,400
         California Financial Holding Corp........        44,000       1,270,500
         Capital One Financial Corp...............        70,200       2,527,200
         Compagnie de Suez SA.....................       152,140       6,472,919
         Dean Witter, Discover & Co. .............     1,073,900      71,145,875
         Finova Group Inc.........................       612,600      39,359,550
         First USA, Inc. .........................       193,400       6,696,475
         Fund American Enterprises
           Holdings, Inc. ........................       265,111      25,384,378
         Lehman Brothers Holdings Inc.............       222,600       6,984,075
         Leucadia National Corp...................       382,600      10,234,550
         Liberty Financial Companies, Inc.........       181,244       7,045,861
         Mercury Finance Company..................     1,361,900      16,683,275
         Salomon Inc. ............................       482,500      22,737,813
         United Asset Management Corp.............       700,600      18,653,475
       * Wilshire Financial Services
           Group, Inc.............................        65,000       1,056,250
                                                                   -------------
                                                                     251,686,530
                                                                   -------------
    Food & Beverages (3.38%)
         Brown-Forman Corp., Class A..............        24,700       1,120,763
         Brown-Forman Corp., Class B..............       249,700      11,423,775
         Cadbury Schweppes PLC....................     1,810,061      15,271,440
         Cultor Oy, Series 1......................       330,700      17,972,826
         Farmer Brothers Co.......................        52,036       7,909,472
       * FoodBrands America, Inc..................       143,936       1,979,120
         Grand Metropolitan PLC...................       330,000       2,600,473
         Heineken Holding NV......................        84,941      13,283,562
         Hormel Foods Corp........................       136,500       3,685,500
         Lindt & Spruengli AG,
           Participation Certificates.............         3,977       6,566,433
         Lindt & Spruengli AG, Registered.........            68       1,240,867
       * Lotte Confectionary Co. Ltd..............         8,590         996,237
         Nabisco Holdings Corp., Class A..........       279,300      10,857,788
         Nestle SA, Registered....................         2,619       2,811,732
         Nutricia Verenigde Bedrijven NV..........       187,440      28,498,697
         Seaboard Corp............................         5,350       1,423,100
         Seagrams Company, Ltd....................        77,500       3,003,125
       * Stroh Brewing Co., Warrants..............        39,944         389,454
         Societe Sucriere de Pithiviers SA........        11,670       7,224,822
         Van Melle NV.............................       235,302      19,352,959
         Weetabix PLC, Class A....................       262,105      11,000,741
                                                                   -------------
                                                                     168,612,886
                                                                   -------------
    Healthcare (5.90%)
         Allergan, Inc............................       536,700      19,119,938
       * Apria Healthcare Group Inc...............        62,600       1,173,750
       * Beverly Enterprises, Inc.................     2,233,700      28,479,675
       * FHP International Corp...................     1,365,900      50,709,038
       * Foundation Health Corp...................     1,040,800      33,045,400
       * Health Systems International, Inc........       797,400      19,735,650
       * Horizon/CMS Healthcare Corp..............     1,216,200      15,354,525
    (R)* Kendall International, Inc.,
           Residual Ownership Certificates........            49             758
       * Laboratory Corp. of America,
           Warrants...............................       177,387          16,630
         Mallinckrodt Group Inc...................       411,600      18,161,850
       * Maxicare Health Plans, Inc...............       860,000      19,135,000
       * Mid Atlantic Medical Services, Inc.......     1,380,000      18,457,500
       * Novartis AG..............................         1,813       2,075,096
       * Novartis AG, Registered..................        12,286      14,071,302
       * Perrigo Co...............................       491,100       4,481,288
       * Tenet HealthCare Corp....................     1,227,000      26,840,625
         United HealthCare Corp...................       387,000      17,415,000

                                                          Number        Value
                                                        of Shares     (Note A)
                                                        ---------     --------
       * Wellpoint Health Networks Inc.,
           Class A................................       184,200   $   6,331,875
                                                                   -------------
                                                                     294,604,900
                                                                   -------------
    Industrial (4.85%)
    (A)  Aker A/S, Series A.......................     2,004,500      44,628,253
         Briggs & Stratton Corp...................       956,500      42,086,000
         Bucher Holding AG, Bearer................        13,233       9,095,525
         Crown Cork & Seal, Inc...................       309,600      16,834,500
         Federal Mogul Corp.......................       286,400       6,300,800
         Greif Brothers Corp......................        28,800         813,600
         Hayes Wheels International, Inc..........       144,260       5,554,010
         ITT Industries Inc.......................       646,100      15,829,450
    (R)* Lancer Industries, Inc., Class B.........             1           5,130
       * LucasVarity PLC..........................     3,360,636      12,809,496
         LucasVarity PLC, ADR.....................     1,116,154      42,413,852
         Lyonnaise des Eaux SA....................       119,479      11,127,562
       * New Holland NV...........................       227,000       4,738,625
       * Owens-Illinois, Inc......................       178,800       4,067,700
         Smith Investment Co......................         7,254         483,298
     (A) Toro Co..................................       675,600      24,659,400
         Vulcan International Corp................        15,884         488,433
                                                                   -------------
                                                                     241,935,634
                                                                   -------------
    Insurance (3.15%)
       * 20th Century Industries..................       172,000       2,902,500
       * Alleghany Corp...........................        64,872      13,752,864
         Allmerica Property & Casualty
           Companies, Inc.........................       438,900      13,331,588
         AON Corp.................................        30,100       1,869,963
         Argonaut Group, Inc......................       129,300       3,975,975
         Assurances Generales de France...........       349,921      11,304,102
         Axa SA...................................        75,000       4,773,385
         Enhance Financial Services Group,
           Inc. ..................................       205,300       7,493,450
         Financial Security Assurance
           Holdings Ltd...........................       209,300       6,880,738
         General RE Corp..........................        69,328      10,936,492
         Home Beneficial Corp., Class B...........       313,100      11,858,663
         ING Groep NV.............................       136,097       4,903,118
         Kansas City Life Insurance Co............        17,750       1,127,125
    (A)  National Security Group, Inc.............       174,977       2,296,573
         Old Republic International Corp..........       748,465      20,021,439
         Provident Companies, Inc.................       240,000      11,610,000
         Providian Corp...........................       122,200       6,278,025
         Reliable Life Insurance Company,
           Class A  ..............................        16,684       1,142,854
         SAFECO Corp..............................       150,420       5,932,189
         SCOR SA..................................       107,549       3,785,476
         Selective Insurance Group, Inc...........       120,550       4,580,900
         The Paul Revere Corp.....................       146,400       5,453,400
         Unitrin, Inc.............................        15,400         858,550
                                                                   -------------
                                                                     157,069,369
                                                                   -------------
    Investment Companies (1.18%)
         Austria Fund, Inc........................       233,700       2,103,300
         Forvaltnings AB Ratos, B Shares..........     1,538,100      51,872,549
         JF Indonesia Fund, Inc...................     1,407,300       1,637,559
         New Age Media Fund, Inc..................       265,100       3,313,750
                                                                   -------------
                                                                      58,927,158
                                                                   -------------
    Metals (0.52%)
       * Algoma Steel, Inc........................     1,602,153       8,188,873
         Central Steel & Wire Co..................           959         565,810
         Cyprus Amax Minerals Co..................        83,500       1,951,813
         Inco Ltd.................................        88,567       2,829,255
         Inco Ltd., Class VBN Shares..............        76,850       1,865,768
         LTV Corp.................................       336,900       4,000,688
         Reynolds Metals Co. .....................       116,400       6,562,050
                                                                   -------------
                                                                      25,964,257
                                                                   -------------
    Natural Resources (4.28%)
         Apco Argentina Inc.......................        81,179       2,070,065
         Ashland Inc..............................       227,700       9,990,338
         Bouygues Offshore SA, ADR................       817,300      10,522,738
         Bowater Inc. ............................         9,400         353,675
         Clyde Petroleum PLC .....................     1,500,000       3,006,475
       * Crown Central Petroleum Corp.,
           Class A................................        43,300         535,838
       * Crown Central Petroleum Corp.,
           Class B................................        98,400       1,180,800
       * Energy Ventures, Inc.....................       342,300      17,414,513
         Fina, Inc................................        42,600       2,055,450
    (A)* GulfMark International, Inc..............       319,037      18,504,146
         Imperial Oil Ltd.........................       606,100      28,486,700
         Royal Dutch Petroleum Co.................        31,200       5,327,400
         Saga Petroleum A/S, A Shares.............     1,626,990      27,295,066
         Saga Petroleum A/S, B Shares.............     1,482,105      23,237,770
       * Santa Fe Energy Resources, Inc...........       272,000       3,774,000
         Shell Transport & Trading Co.............       686,500      11,866,216
         Societe Elf Aquitane SA..................       391,400      35,652,501
         Temple Inland Inc........................        55,900       3,025,588
         Union Texas Petroleum
           Holdings, Inc..........................       407,000       9,106,625
                                                                   -------------
                                                                     213,405,904
                                                                   -------------

                                                          Number        Value
                                                        of Shares     (Note A)
                                                        ---------     --------
    Printing & Publishing (4.30%)
         Cognizant Corp...........................     1,031,700     $34,046,100
         Daily Mail & General Trust PLC,
           Class A................................       371,200       8,374,797
         Daily Mail & General Trust PLC,
           Ordinary...............................        19,000         465,447
         De Telegraaf Holding NV..................     1,642,800      34,635,343
         Dun & Bradstreet Corp....................     1,111,700      26,402,875
         Houghton Mifflin Co......................       210,100      11,896,913
         Knight-Ridder, Inc.......................       316,700      12,113,775
         Midland Independent
           Newspapers PLC.........................       250,000         561,037
         Mirror Group PLC.........................    11,456,200      42,194,864
         Pearson PLC..............................     1,706,000      21,904,392
         Scripps (E.W.) Co., Class A..............       634,600      22,211,000
                                                                   -------------
                                                                     214,806,543
                                                                   -------------
    Real Estate (2.71%)
       * Al-Zar Ltd...............................            12           4,200
         Alico, Inc...............................        33,900         635,625
       * Cadillac Fairview Corp...................     1,101,504      16,085,634
       * Cadillac Fairview Corp., Warrants........       112,599         411,080
       * Castle & Cooke, Inc......................        43,333         687,911
       * E & J Properties Ltd., Units.............        15,000          37,500
         Gould Investors L.P......................        14,600         467,200
 (A)(R)* MB Metropolis, L.L.C.....................     6,416,576       7,924,471
 (A)(R)* MSCW Investors III, L.L.C................    28,372,000      48,603,830
         One Liberty Properties, Inc..............         2,920          37,960
    (A)* Resurgence Properties Inc................       591,900       4,461,446
 (A)(R)* Resurgence Properties Inc................       900,000       6,783,750
         St. Joe Paper Co.........................       100,000       6,500,000
 (A)(R)* Value Property Trust.....................     3,880,280      42,392,059
 (A)(R)* Value Property Trust, Warrants...........        24,204           5,187
                                                                   -------------
                                                                     135,037,853
                                                                   -------------
    Retail (1.53%)
         American Stores Co.......................       222,500       9,094,688
         Delchamps Inc............................        66,700       1,292,313
         Dillard Department Stores Inc.,
           Class A................................       256,900       7,931,788
         Eckerd Corp..............................       182,153       5,828,896
       * Hills Stores Co..........................       227,260       1,363,560
         Homeland Holding Corp....................       188,219       1,599,862
       * Office Depot, Inc. ......................        67,400       1,196,350
       * Payless ShoeSource, Inc..................       308,600      11,572,500
         Sears PLC................................     5,959,500       9,800,802
       * Service Merchandise Co., Inc.............        52,600         223,550
       * Vons Companies Inc.......................       437,200      26,177,350
                                                                   -------------
                                                                      76,081,659
                                                                   -------------
    Transportation (6.22%)
         Burlington Northern Santa Fe Corp........        59,000       5,096,125
         Caliber Systems Inc......................       256,400       4,935,700
         Canadian National Railway Co.............       491,900      18,692,200
         Canadian Pacific, Ltd....................       210,000       5,565,000
       * Central Transport Rental Group
           PLC....................................     1,030,000         167,626
       * Central Transport Rental Group PLC,
           ADR....................................       825,114         309,418
         Conrail Inc..............................       584,709      58,251,634
         Florida East Coast Industries, Inc. .....       302,000      26,387,250
         General Motors Corp. ....................     1,371,900      76,483,425
         Helikopter Services Group ASA............       621,400       8,086,579
    (A)* Old Dominion Freight Line, Inc...........       419,000       4,451,875
         Railtrack Group PLC, Partly-Paid.........     4,972,000      33,005,276
         Ryder Systems, Inc.......................     1,007,000      28,321,875
         Volvo AB, B Shares.......................     1,142,900      25,221,442
         XTRA Corp................................       349,000      15,137,875
                                                                   -------------
                                                                     310,113,300
                                                                   -------------
         TOTAL COMMON STOCK &
           OTHER EQUITY INTERESTS                                  3,750,852,553
                                                                   -------------
    PREFERRED STOCK (0.99%)
         Chevy Chase Preferred Capital
           Corp., 10.375% Pfd.....................        31,000       1,604,250
         Criimi Mae Inc., 10.875%
           Series B Conv. Pfd.....................        22,200         643,800
         Crown Cork & Seal, Inc., 4.50%
           Conv. Pfd..............................        88,766       4,615,832
       * FHP International Corp.,
           Series A Conv. Pfd.....................       195,000       5,947,500
       * Gentra Inc., Pfd. G......................        79,000       1,041,181
       * Hills Stores Co., Pfd....................        48,309         292,873
         Inco Ltd., 5.50%
           Series E Conv. Pfd.....................        12,973         671,353
    (R)* Interlake Corp., 9.00%
           Series A3 Conv. Pfd....................           400         353,208
    (R)  Lancer Industries, Inc.,
           Series C Pfd...........................        20,513       1,358,986
         RJR Nabisco Holdings Corp.,
           Class C Pfd............................     1,655,000      11,171,250
         Ransomes PLC,(pound)8.25 Conv. Pfd.......    14,345,000      21,871,124
                                                                   -------------
                                                                      49,571,357
                                                                   -------------

                                                        Principal       Value
                                                         Amount       (Note A)
                                                        ---------     --------
    CORPORATE BONDS AND NOTES (1.43%)
         American Restaurant Group,
           13.00%,9/15/98.........................   $11,000,000      $7,121,400
         Cadillac Fairview Corp., 12.00%,
           7/31/05.............................CAD       132,492          91,904
         Comcast Cellular Corp., 0%, 3/05/00,
           Series A...............................  $ 13,393,000       9,609,478
       * Consorcio G Grupo Dina SA,
           0/12.00%, 11/15/02.....................     4,975,000       4,129,250
         Consorcio G Grupo Dina SA,
           8.00%, 8/08/04.........................     4,885,000       3,077,550
         Continental Airlines, Inc.,
           Lease Claim............................     2,802,676       2,550,435
         FRD Acquisition Co., Series B,
           12.50%, 7/15/04........................     1,500,000       1,530,000
         Flagstar Companies Inc.,
           10.75%, 9/15/01........................     2,750,000       2,530,000
         Flagstar Companies Inc.,
           10.875%, 12/01/02......................       475,000         437,000
       * Gentra Inc., Series A, 7.50%,
           12/31/01............................CAD     4,734,850       4,321,538
       * Gentra Inc., Series B, 7.50%,
           12/31/01............................CAD     1,248,888         957,491
         Georges Quick to Fix Foods, Inc.,
           Series B, 11.50%, 12/01/06.............   $ 1,900,000       1,966,500
         Home Holdings Inc.,
           8.625%, 12/15/03.......................     2,100,000         420,000
         Homeland Stores, Inc., 10.00%,
           8/01/03................................     1,289,000       1,185,880
       * Inflo Systems, Inc., 0/10.00%,
           1/01/07................................     2,400,000       1,692,000
         International Knife & Saw Inc.,
           11.375%, 11/15/06......................     1,900,000       1,966,500
         Olivetti International NV, 3.75%,
           12/31/99...........................ITL 12,900,000,000       7,956,135
         Phonetel Technologies Inc.,
           12.00%, 12/15/06.......................   $ 1,575,000       1,630,125
         Specialty Foods Corp., Series B,
           11.25%, 8/15/03........................     2,225,000       1,757,750
         Stone Container Financial Corp.,
           11.50%, 8/15/06........................     1,150,000       1,184,500
         TransAmerican Refining Corp.,
           16.50%, 2/15/02........................     4,000,000       4,040,000
       * TransAmerican Refining Corp.,
           0/18.00%, 2/15/02......................     4,260,000       3,514,500
         Uniforet Inc., 11.125%, 10/15/06.........     1,665,000       1,556,775
         Wilshire Financial Services Group,
           Inc., 13.00%, 1/01/04..................   $ 6,000,000       6,030,000
                                                                   -------------
                                                                      71,256,711
                                                                   -------------
    BONDS AND NOTES IN REORGANIZATION (1.91%)
       * Adams County CO Industrial Dev.
           Auth., 9.00%, 11/01/96.................     1,775,000          88,750
       * Ames Department Stores, Inc.,
           Trade Claims...........................     2,581,653          19,362
       * Anchor Glass Container Corp.,
           9.875%, 12/15/08.......................     1,113,000          61,215
       * Anchor Glass Container Corp.,
           10.25%, 6/30/02........................       696,000         556,800
       * Barings BV, 0%, 1/22/01..................    12,010,000       2,642,200
       * Barings BV, 0%, 3/12/01..................     8,249,000       8,001,530
       * Caldor Corp., Trade Claims...............     6,306,634       1,702,791
       * Dow Corning Corp., Bank Debt #1..........     2,070,704       2,257,067
       * Dow Corning Corp., Bank Debt#2...........     2,850,000       3,120,750
       * Dow Corning Corp., Swap..................     7,677,843       7,293,951
       * Dow Corning Corp.,
           8.15%,10/15/29.........................     7,050,000       7,543,500
       * Dow Corning Corp.,
           9.30%, 1/27/98.........................     1,835,000       2,000,150
       * Dow Corning Corp.,
           9.375%, 2/01/08........................       790,000         865,050
       * Dow Corning Corp.,
           9.50%, 8/10/95.........................       350,000         385,000
       * Dow Corning Corp., Medium Term
           Note, 8.55%, 3/01/00...................     1,100,000       1,193,500
       * El Paso TX Housing Finance
           Corp., 8.88%, 10/15/96.................    27,574,000       1,447,635
       * Eli Jacobs, Bank Claim...................    25,305,909         126,530
       * Eurotunnel Finance Limited,
           Bank Debt, Tranche A................GBP     9,250,000       6,179,977
       * Eurotunnel Finance Limited,
           Bank Debt, Tranche A1...............GBP     3,700,000       2,471,991
       * Eurotunnel Finance Limited,
           Bank Debt, Tranche B................ECU     2,502,857       1,225,412
       * Eurotunnel Finance Limited,
            Bank Debt, Tranche B-U.............GBP        42,644          28,490
       * Eurotunnel Finance Limited,
           Bank Debt, Tranche B1...............ECU       132,602          64,922
       * Eurotunnel Finance Limited,
           Bank Debt, Tranche C................FRF     6,600,000         496,432
       * Eurotunnel Finance Limited,
           Bank Debt, Tranche E................ECU       315,010         154,231

                                                        Principal       Value
                                                         Amount       (Note A)
                                                        ---------     --------
       * Eurotunnel Finance Limited,
           Bank Debt, Tranche E1...............FRF    14,381,620      $1,081,742
       * Eurotunnel Finance Limited,
           Bank Debt, Tranche E1-U.............FRF       865,580          65,106
       * Eurotunnel Finance Limited,
           Bank Debt, Tranche B1...............GBP     3,183,734       2,127,071
       * Eurotunnel Finance Limited,
           Bank Debt, Tranche E................FRF    67,655,427       5,088,840
       * Eurotunnel Finance Limited,
           Bank Debt, Tranche T................GBP     7,067,186       4,721,827
       * Foxmeyer Health Corp., Reclamation
           Trade Claim............................    $1,991,115       1,294,225
       * Foxmeyer Health Corp.,
           Trade Claim............................     3,541,533         424,984
       * Heilman Acquisition Corp.,
           9.625%, 1/31/04, Residual Claim........    15,000,000           1,500
       * Isosceles PLC, Facility B Term Loan,
           2001................................GBP       394,647          91,269
       * Louisiana Agriculture Finance
           Authority, 8.25%, 10/01/96.............       950,000          49,875
       * Louisiana Housing Finance Authority,
           8.61%, 8/01/96.........................       987,000          49,350
       * Maxicare Health Plans, Inc.,
           Bank Note..............................        68,320          21,862
       * Maxwell Communication Corp.
           PLC, 5.00% 6/16/95..................CHF       618,975          40,463
       * Maxwell Communication Corp.
           PLC, 6.00% 6/15/93..................DEM       206,000          11,716
       * Maxwell Communication Corp.
           PLC, 8.375% 9/01/93.................ECU       520,000          57,121
       * Memphis TN Health Facilities,
           8.68%, 9/15/96.........................     8,800,000         462,000
       * Metallurg, Inc., Bank Claim..............     6,995,482       4,407,154
       * Metallurg, Inc., Bank Claim #2...........     2,389,204       1,200,575
       * Metallurg, Inc., Trade Claim.............       665,812         186,427
       * MobileMedia Corp., Bank Debt #1..........     2,025,034       1,660,528
       * MobileMedia Corp., Bank Debt #2..........     3,131,000       2,504,800
       * Nebraska Investment Finance Auth.,
           8.34%, 11/01/93........................     4,660,000         233,000
       * Olympia & York Maiden Lane
           Finance, 10.375%, 12/31/95.............     7,125,000       2,208,750
       * SouthEast Banking Corp., 0%,
           12/16/96...............................     5,270,000       3,056,600
       * SouthEast Banking Corp., 0%,
           11/06/97...............................     6,880,000       3,990,400

                                                         Number
                                                        of Shares
                                                      or Principal     Value
                                                         Amount       (Note A)
                                                      ------------    --------
       * SouthEast Banking Corp.,
           6.50%, 3/15/99.........................   $ 1,636,000       $ 948,880
       * SouthEast Banking Corp.,
           10.50%, 4/11/01........................    15,840,000       9,187,200
       * Southeast Texas Housing Finance
           Authority, 8.60%, 9/01/96..............     1,500,000          82,500
       * Tiphook Finance Corp.,
           Lease Claim.........................GBP       185,118         301,268
                                                                   -------------
                                                                      95,484,269
                                                                   -------------
    COMPANIES IN LIQUIDATION (0.04%)
       * Aerospace Creditors Liquidating..........
          Trust, Certificates of..................
          Beneficial Interest.....................        43,902         159,145
       * Americana Hotels & Realty Corp...........        71,300          80,213
       * City Investing Co., Liquidating
           Trust..................................       250,187         234,553
       * MBO Properties Inc.......................       159,135         358,054
    (A)* MEI Diversified Inc., Certificates of
           Beneficial Interest....................    13,957,852       1,284,122
       * MCorp Financial Trust, Claim Units.......        13,334          90,871
       * MCorp Trust, Claim Units.................        13,327          31,372
                                                                   -------------
                                                                       2,238,330
                                                                   -------------
    UNITED STATES GOVERNMENT AND
     GOVERNMENT AGENCY OBLIGATIONS (20.16%)
    U.S. Government Agency Obligations (2.07%)
         Federal Home Loan Bank System,
            5.010%, 2/28/97.......................  $ 12,500,000      12,493,263
            5.490%, 3/14/97.......................    14,000,000      13,852,720
            5.106%, 2/23/98.......................    12,500,000      12,410,000
            5.637%, 3/13/98.......................    25,000,000      24,958,750
         Federal National Mortgage Association,
           5.570%, 6/13/97........................     6,000,000       5,857,104
           5.860%, 7/03/97........................    29,000,000      29,065,192
         Tennessee Valley Authority,
           6.000%, 1/15/97........................     4,500,000       4,500,837
                                                                   -------------
                                                                     103,137,866
                                                                   -------------
    U.S. Government Agency Discount Notes (18.09%)
         Federal Home Loan Bank System,...........
           5.290%, 1/07/97........................     3,400,000       3,397,002
           5.200%, 1/09/97........................       500,000         499,422
           5.470%, 1/10/97........................     7,000,000       6,990,428
           5.240%, 1/15/97........................     4,250,000       4,241,339

                                                        Principal       Value
                                                         Amount       (Note A)
                                                        ---------     --------
           5.210%, 1/21/97........................   $ 1,200,000     $ 1,196,527
           5.230%, 1/21/97........................    10,000,000       9,970,944
           5.200%, 1/23/97........................    13,000,000      12,958,689
           5.270%, 1/29/97........................    19,000,000      18,922,121
           5.260%, 2/04/97........................     1,000,000         995,032
           5.250%, 2/10/97........................     5,500,000       5,467,917
           5.270%, 2/13/97........................    14,000,000      13,911,874
           5.240%, 2/14/97........................    15,000,000      14,903,933
           5.230%, 2/21/97........................    12,000,000      11,911,090
           5.320%, 2/26/97........................     7,500,000       7,437,933
           5.210%, 3/03/97........................    22,000,000      21,798,700
           5.180%, 3/05/97........................    15,000,000      14,858,775
           5.490%, 3/12/97........................     3,000,000       2,968,617
           5.220%, 4/02/97........................     9,000,000       8,880,336
           5.640%, 4/04/97........................     9,000,000       8,877,708
           5.280%, 4/10/97........................     4,500,000       4,433,796
           5.480%, 4/21/97........................     9,000,000       8,855,352
           5.510%, 4/22/97........................     1,900,000       1,869,186
           5.500%, 4/24/97........................    18,000,000      17,702,802
           5.510%, 4/28/97........................    20,000,000      19,658,100
           5.370%, 4/29/97........................     9,000,000       8,844,831
           5.290%, 4/30/97........................    10,000,000       9,826,130
           5.245%, 5/12/97........................     4,070,000       3,992,544
           5.320%, 5/23/97........................    15,000,000      14,690,565
           5.580%, 5/27/97........................    11,800,000      11,549,710
           5.320%, 6/03/97........................     4,000,000       3,911,260
           5.150%, 6/09/97........................    10,000,000       9,772,100
           5.230%, 6/12/97........................     7,000,000       6,835,570
           5.260%, 6/23/97........................     6,475,000       6,312,575
           5.310%, 6/23/97........................     3,000,000       2,924,745
           5.320%, 6/23/97........................     5,500,000       5,362,033
           5.330%, 6/23/97........................     7,000,000       6,824,405
           5.140%, 7/30/97........................     8,000,000       7,755,000
           5.120%, 8/04/97........................    10,000,000       9,686,460
           5.110%, 8/12/97........................    16,200,000      15,687,205
           5.280%, 9/10/97........................    16,700,000      16,086,275
           5.190%, 9/26/97........................     3,840,000       3,691,634

         Federal Home Loan Mortgage Corp.,........
           5.420%, 1/27/97........................     2,000,000       1,992,171

         Federal National Mortgage Association,...
           5.500%, 1/08/97........................    22,000,000      21,976,472
           5.500%, 1/14/97........................    20,000,000      19,960,278
           5.230%, 1/17/97........................     4,000,000       3,990,702
           5.230%, 1/21/97........................    10,200,000      10,170,363
           5.240%, 1/21/97........................     6,000,000       5,982,533
           5.225%, 2/10/97........................    20,000,000      19,883,889
           5.240%, 2/18/97........................    11,000,000      10,923,147
           5.250%, 2/19/97........................     4,500,000       4,467,844
           5.290%, 2/27/97........................    14,500,000      14,378,550
           5.500%, 3/06/97........................     3,100,000       3,070,792
           5.300%, 3/10/97........................     1,000,000         989,838
           5.500%, 3/10/97........................    11,700,000      11,581,105
           5.220%, 3/13/97........................    18,000,000      17,813,268
           5.370%, 3/17/97........................     8,700,000       8,602,229
           5.410%, 3/17/97........................     2,200,000       2,175,276
           5.490%, 3/17/97........................     2,000,000       1,977,524
           5.170%, 3/19/97........................    10,000,000       9,887,490
           5.240%, 3/27/97........................    30,000,000      29,618,910
           5.230%, 4/03/97........................     8,000,000       7,891,648
           5.260%, 4/03/97........................     7,000,000       6,905,192
           5.330%, 4/11/97........................    10,700,000      10,543,662
           5.205%, 4/16/97........................     6,520,000       6,419,025
           5.220%, 4/17/97........................    14,840,000      14,610,158
           5.190%, 4/21/97........................     5,000,000       4,919,640
           5.420%, 5/09/97........................    20,000,000      19,622,400
           5.230%, 5/12/97........................    16,000,000      15,695,504
           5.500%, 5/13/97........................     2,000,000       1,961,645
           5.240%, 5/16/97........................     6,000,000       5,882,328
           5.230%, 5/19/97........................    17,000,000      16,651,364
           5.250%, 5/20/97........................    16,000,000      15,676,896
           5.180%, 5/21/97........................    16,000,000      15,674,576
           5.210%, 5/21/97........................    15,000,000      14,694,915
           5.460%, 6/02/97........................    28,500,000      27,871,860
           5.140%, 6/04/97........................     5,500,000       5,375,068
           5.150%, 6/05/97........................     7,000,000       6,842,675
           5.230%, 6/06/97........................    10,000,000       9,773,800
           5.240%, 6/10/97........................     6,300,000       6,153,840
           5.490%, 6/17/97........................     5,000,000       4,878,925
           5.240%, 6/30/97........................    10,000,000       9,739,000
           5.250%, 6/30/97........................     8,600,000       8,375,540
           5.420%, 7/11/97........................    22,900,000      22,265,785
           5.130%, 7/18/97........................     6,000,000       5,826,750
           5.170%, 7/24/97........................    20,000,000      19,405,000
           5.290%, 8/08/97........................    20,000,000      19,361,260
           5.120%, 8/18/97........................     6,100,000       5,896,284
           5.130%, 8/22/97........................    10,000,000       9,660,210
           5.130%, 9/18/97........................    12,600,000      12,117,244
           5.120%, 9/19/97........................     6,000,000       5,777,278
                                                                   -------------
                                                                     902,372,518
                                                                   -------------

                                                       Number of
                                                   Shares, Contracts
                                                      or Principal     Value
                                                        Amount        (Note A)
                                                   -----------------  --------
    OPTIONS (0.47%)
    (R)* Cityscape Financial Corp.,
           January/20/Call........................         9,870  $   23,317,875
                                                                  --------------
         TOTAL INVESTMENTS IN
           SECURITIES (100.19%)...................                $4,998,231,479
                                                                  ==============
    SECURITIES SOLD SHORT (0.45%)
       * Arch Communications Group, Inc.,
           10.875%, 3/15/08.......................    $1,600,000  $      924,000
       * J.C. Penney Co., Inc. ...................       118,100       5,757,375
       * Safeway, Inc.............................       332,000      14,193,000
       * Staples, Inc.............................        76,400       1,379,975
                                                                  --------------
                                                                      22,254,350
                                                                  --------------
    WHEN ISSUED SECURITIES SOLD SHORT (0.12%)
       * Covance, Inc.............................        44,600         936,600
       * NCR Corp.................................       119,700       3,994,988
       * Quest Diagnostics, Inc...................        70,900       1,072,363
                                                                  --------------
                                                                       6,003,951
                                                                  --------------
         TOTAL SECURITIES SOLD
           SHORT AND WHEN ISSUED
           SECURITIES SOLD SHORT (0.57%)..........                $   28,258,301
                                                                  ==============
    OPTIONS WRITTEN (0.01%)
       * Boeing Co.
           May/100/Put............................           300        $ 91,875
                                                                  ==============

     *  Non-income producing securities.
    (A) Affiliated issuers.
    (R) Restricted Securities.

        The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.

    Currency Type Abbreviations:
    Principal amount is stated in United States dollars unless otherwise noted.

        ECU        --   European currency unit
        AUD        --   Australian dollar
        BEF        --   Belgian Franc
        GBP        --   British pound
        CAD        --   Canadian dollar
        DKK       --    Danish krone
        NLG        --   Dutch guilder
        FIM        --   Finnish markka
        FRF        --   French franc
        DEM        --   German mark
        HKD        --   Hong Kong dollars
        ITL        --   Italian lira
        NOK        --   Norwegian krone
        SEK        --   Swedish krona
        CHF        --   Swiss franc

    Distribution of investments by country:
    As a percentage of total investments in securities

        United States.................................            73.4%
        United Kingdom................................             7.2
        Sweden........................................             6.3
        Netherlands...................................             3.2
        France........................................             3.0
        Norway........................................             2.1
        Canada........................................             1.7
        Other (individually less than 1%).............             3.1
                                                               -------
        Total.........................................           100.0%
                                                               =======

See notes to financial statements.

                               MUTUAL BEACON FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1996

                                     ASSETS

Investments in Securities, at Value
      Unaffiliated Issuers (Cost $4,073,366,131) .....................  $4,783,492,617
      Controlled Affiliated Issuers (Cost $83,303,663) ...............      98,925,547
      Non Controlled Affiliated Issuers (Cost $96,347,705) ...........     115,813,315      $4,998,231,479
                                                                        --------------
Cash ...................................................................................         6,934,107
Receivables:
      Investment Securities Sold .......................................................        43,249,075
      Capital Stock Subscribed .........................................................        20,968,713
      Dividends ........................................................................         4,938,438
      Interest .........................................................................         3,170,906
      Other ............................................................................           686,808
      Fee Reimbursed ...................................................................           822,952
Deposits with Brokers for Securities Sold Short ........................................         3,737,296
                                                                                           ---------------
            TOTAL ASSETS ...............................................................     5,082,739,774
                                                                                           ---------------
                                   LIABILITIES
Payables:
      Investment Securities Purchased ..................................................        49,963,660
      Net Payable for Foreign Currency Exchange Contracts ..............................         6,105,374
      Investment Advisory Fee ..........................................................         2,425,603
      Capital Stock Repurchased ........................................................         5,707,329
      Accrued Expenses and Other Liabilities ...........................................         1,466,577
Securities Sold Short and When Issued Securities Sold Short,
      at Value (Proceeds Receivable $29,129,884) .......................................        28,258,301
Outstanding Options Written, at Value (Premium Received $130,346) ......................            91,875
                                                                                           ---------------
            TOTAL LIABILITIES ..........................................................        94,018,719
                                                                                           ---------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK .....................................   $ 4,988,721,055
                                                                                           ===============
                            COMPOSITION OF NET ASSETS
Paid In Capital ........................................................................   $ 4,174,075,017
Distributions in Excess of Net Investment Income .......................................        (1,622,610)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions .........        76,197,617
Net Unrealized Appreciation of Investments, Securities Sold Short and Options Written ..       746,124,034
Net Unrealized Depreciation of Foreign Currency Exchange Contracts and Dividends .......        (6,053,003)
                                                                                           ---------------
            TOTAL NET ASSETS ...........................................................   $ 4,988,721,055
                                                                                           ===============
Class Z
      Net Asset Value per Share (Offering and Redemption Price per Share)
            ($4,920,388,290 / 126,316,355 shares outstanding) ..........................   $         38.95
                                                                                           ===============
Class I
      Net Asset Value per Share ($52,069,657 / 1,337,413 shares outstanding) ...........   $         38.93
                                                                                           ===============
      Maximum Offering Price ($38.93 / 95.5%) ..........................................   $         40.76
                                                                                           ===============
Class II
      Net Asset Value per Share ($16,263,108 / 417,780 shares outstanding) .............   $         38.93
                                                                                           ===============
      Maximum Offering Price ($38.93 / 99.0%) ..........................................   $         39.32
                                                                                           ===============

See notes to financial statements.

                               MUTUAL BEACON FUND
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
Income:
      Dividends -- Unaffiliated Issuers
        (Net of Foreign Withholding - $3,620,467) ...............................   $ 110,077,439
      Dividends-- Non Controlled Affiliated Issuers .............................         389,452
      Interest ..................................................................      60,910,279
                                                                                     ------------
TOTAL INCOME ....................................................................                    $171,377,170
Expenses:
      Investment Advisory Fees ..................................................      26,083,112
      Shareholder Servicing Costs ...............................................       2,622,770
      Administrative ............................................................       2,162,860
      Distribution Fees
            Class I .............................................................           9,518
            Class II ............................................................          10,651
      Custodian Fees ............................................................         545,920
      Registration and Filing Fees ..............................................         499,010
      Shareholder Reports .......................................................         302,736
      Legal Fees ................................................................         154,112
      Insurance .................................................................          87,012
      Auditing Fees .............................................................          97,659
      Directors' Fees and Expenses ..............................................          60,628
      Miscellaneous .............................................................          63,443
                                                                                     ------------
TOTAL EXPENSES ..................................................................                     32,699,431
                                                                                                    ------------
      Less Expenses Reimbursed ..................................................                       (822,952)
TOTAL EXPENSES LESS REIMBURSEMENT ...............................................                     31,876,479
                                                                                                    ------------
                    NET INVESTMENT INCOME .......................................                    139,500,691
                                                                                                    ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
      Net Realized Gain on Investments and Foreign Currency Transactions
         in Unaffiliated Issuers ................................................                    366,103,808
      Net Realized Loss on Investments in Controlled and Non Controlled
         Affiliates Issuers .....................................................                    (16,797,338)
      Net Realized Loss on Securities Sold Short ................................                    (10,106,617)
      Net Realized Gain on Options Written ......................................                        672,809
      Change in Unrealized Appreciation of Investments,
         Securities Sold Short, Options Written and Foreign Currency Transactions                    352,415,288
                                                                                                   -------------
                    NET GAIN ON INVESTMENTS .....................................                    692,287,950
                                                                                                   -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................................                  $ 831,788,641
                                                                                                   =============

See notes to financial statements.

                               MUTUAL BEACON FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              Year Ended December 31,
                                                                       ----------------------------------
                                                                              1996              1995
                                                                       ---------------    ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment Income ............................................   $   139,500,691    $    85,517,780
  Net Realized Gain on Investments and Foreign Currency Transactions       339,872,662        274,784,273
  Change in Unrealized Appreciation of Investments .................       352,415,288        297,322,201
                                                                       ---------------    ---------------
    NET INCREASE IN NET ASSETS
      FROM OPERATIONS ..............................................       831,788,641        657,624,254
                                                                       ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income
    Class Z ........................................................      (123,408,070)       (77,357,961)
    Class I ........................................................          (733,476)              --
    Class II .......................................................          (258,962)              --
  Net Realized Gain on Investments
    Class Z ........................................................      (390,075,901)      (200,919,879)
    Class I ........................................................        (1,661,478)              --
    Class II .......................................................          (601,432)              --
                                                                       ---------------    ---------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................      (516,739,319)      (278,277,840)
                                                                       ---------------    ---------------
CAPITAL STOCK TRANSACTIONS:
     Class Z .......................................................     1,029,861,383      1,133,497,944
     Class I .......................................................        53,716,426               --
     Class II ......................................................        16,796,782               --
                                                                       ---------------    ---------------
NET INCREASE IN NET ASSETS .........................................     1,415,423,913      1,512,844,358
NET ASSETS:
  Beginning of Year ................................................     3,573,297,142      2,060,452,784
                                                                       ---------------    ---------------
  End of Year -- Including Distributions in Excess of Net Investment
     Income of $1,622,610, and $7,873,167, respectively ............   $ 4,988,721,055    $ 3,573,297,142
                                                                       ===============    ===============

See notes to financial statements.

                               MUTUAL BEACON FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

      Mutual Beacon Fund is a portfolio of Franklin Mutual Series Fund Inc. (the "Series Fund"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Series Fund currently consists of five portfolios: Mutual Beacon Fund, Mutual Shares Fund, Mutual Qualified Fund, Mutual Discovery Fund and Mutual European Fund. Each of these portfolios is considered to be a separate entity for financial reporting and Federal income tax purposes. The financial statements and notes include operations with respect to Mutual Beacon Fund (the "Fund") only.

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

      Security Valuation: Investments in securities and securities sold short that are listed on an exchange or the NASDAQ national market or other securities traded in the over-the-counter market are valued at the last reported sales price on the day of valuation; however, if there are no sales on that day, such securities are valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by management under the direction of the Board of Directors. Fair value reflects what management believes is the bid price for the securities and is based on estimates and assumptions deemed relevant under the circumstances. Actual results could differ from these estimates. Temporary investments are valued at the prevailing market value.

      Restricted Securities: The Fund invests in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by management under the direction of the Board of Directors. It is the Fund's policy that no more than 15%, as determined at the time of investment, of the value of the Fund's assets be invested in restricted securities.

      Foreign Securities: The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing on the day of valuation. Purchases and sales of foreign securities, as well as income and expenses relating to such securities, are converted at the prevailing rate of exchange on the respective date of such transactions.

      Foreign Exchange Contracts: The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in foreign currencies against fluctuations in relative value. Foreign Exchange contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Options Written: When the Fund writes an option, the premium received is recorded as a liability with subsequent daily adjustment to current market value. When the Fund enters into a closing transaction or the option expires or is exercised, the Fund realizes a gain or loss, and the liability is eliminated. All securities covering outstanding options are held in a segregated account by the custodian bank.

                               MUTUAL BEACON FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

      Securities Sold Short: The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

      The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a cash deposit with the broker having a value equal to a specified percentage of the value of the securities sold short.

      Securities Transactions and Investment Income: Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income, including original issue discount, where applicable, is recorded on the accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

      Dividends and Distributions to Shareholders: Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distribution for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Federal Income Taxes: The Fund qualifies, and intends to continue to meet the requirements for qualification, as a regulated investment company, as defined in applicable sections of the Internal Revenue Code ("Code"). By complying with Code provisions, the Fund is relieved from Federal income tax provided that substantially all of its taxable income is distributed to shareholders. Therefore, no Federal income tax provision has been provided.

NOTE B -- MERGER OF HEINE SECURITIES CORPORATION AND FRANKLIN RESOURCES

      On October 31, 1996, pursuant to an agreement between Franklin Resources, Inc. ("FRI") and Heine Securities Corporation ("Heine"), the investment adviser, the assets of Heine were acquired by Franklin Mutual Advisers, Inc. ("FMA"), a subsidiary of FRI. FMA became the investment adviser to the Series Fund and the Series Fund name changed from Mutual Series Fund Inc. to Franklin Mutual Series Fund Inc.

NOTE C -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Certain officers of the Fund are also directors or officers of FMA, Franklin Templeton Distributors, Inc. ("FTD") and Franklin Templeton Investor Services, Inc. ("FTIS"), the Fund's investment adviser, principal underwriter for Class I and II, and transfer agent, respectively.

      For the year ended December 31, 1996, the Advisers received fees of $26,083,112 for investment management and advisory services under the investment advisory agreements. The fee was paid monthly based on average daily net assets at the annual rate of six-tenths of one percent. Prior to November 1, 1996, administrative personnel and services were provided at approximate cost by the Heine. On November 1, 1996 Franklin Templeton Services, Inc.

                               MUTUAL BEACON FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

("FTSI") became the Fund's administrative manager. The Fund pays FTSI monthly its allocated share of an administrative fee of 0.15% per annum on the first $200 million of the Series Fund's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million and 0.075% per annum of such average net assets in excess of $1.2 billion. The Fund paid FTSI fees of $634,856 through December 31, 1996. In connection with the merger, FRI and FMA agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions and expenses of an extraordinary nature. The Franklin Group and FMA have also voluntarily reimbursed the Fund for additional 1996 expenses of $345,413. The total of all reimbursements is set forth in the statement of operations. For the period ended December 31, 1996, FTD paid net commissions of $68,177 from the sale of the Fund's shares and FTIS received fees of $493,378.

      Clearwater Securities, Inc. ("Clearwater") is a registered securities dealer which is owned by Michael F. Price, President of FMA. Through October 31, 1996, the Fund executed certain security transactions with Clearwater, and paid brokerage commissions totaling $607,402. Effective November 1, 1996, security transactions were no longer executed with Clearwater.

      Under the distribution plans for Class I and Class II shares, the Fund reimburses FTD quarterly for FTD's costs and expenses in connection with any activity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.35% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. There were no contingent deferred sales charge paid to FTD for the period ended December 31, 1996.

NOTE D -- INVESTMENT TRANSACTIONS

      Purchases and proceeds from the sale of investment securities (excluding short-term investments) for the year ended December 31, 1996 aggregated $2,885,276,808 and $2,404,374,991, respectively.

      For Federal income tax purposes, the identified cost of investments at December 31, 1996 was $4,254,882,866. Net unrealized appreciation for all securities at December 31, 1996, based on Federal income tax cost, amounted to $743,348,613, consisting of aggregate gross unrealized appreciation of $808,122,885 and aggregate gross unrealized depreciation of $64,774,272.

                               MUTUAL BEACON FUND
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1996

      Transactions in options written during the year ended December 31, 1996 were as follows:

                                                                        Principal
                                                                        Amount or
                                                                        Number of
                                                                        Contracts       Premium
                                                                        ----------  -------------
Options outstanding at December 31, 1995 .............................         75   $       9,431
Options written ......................................................     62,510       1,252,373
Options expired ......................................................    (59,783)       (640,960)
Options terminated in closing transactions ...........................     (1,220)       (228,331)
Options exercised ....................................................     (1,282)       (262,167)
                                                                         --------   -------------
Options outstanding at December 31, 1996 .............................        300   $     130,346
                                                                         ========   =============

NOTE E -- RESTRICTED SECURITIES

      A summary of the restricted securities held at December 31, 1996 follows:

                                                                      Acquisition
Name of Issuer                                                            Date          Value
-------------                                                         -----------   -------------
Common Stock & Other Equity Interests
    Kendall International, Inc., Residual Ownership Certificates .....   7/06/92    $         758
    Lancer Industries, Inc., Class B .................................   8/11/89            5,130
    MB Metropolis, L.L.C .............................................  12/07/94        7,924,471
    MSCW Investors III, L.L.C ........................................  12/27/95       48,603,830
    Resurgence Properties Inc. .......................................   4/05/95        6,783,750
    Sunbeam Corp. ....................................................   2/23/90       32,408,165
    Value Property Trust .............................................  12/23/93       42,392,059
    Value Property Trust, Warrants ...................................   3/13/96            5,187
Preferred Stock
    Interlake Corp., 9.00%, Series A3 Conv. Pfd. .....................   6/17/92          353,208
    Lancer Industries, Inc., Series C Pfd. ...........................   8/11/89        1,358,986
Option
    Cityscape Financial Corp., January/20/Call .......................  11/25/96       23,317,875
                                                                                    -------------
Total restricted securities: (Cost $116,250,270) (3.27% of Net Assets)              $ 163,153,419
                                                                                    =============

                               MUTUAL BEACON FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE F -- INVESTMENT IN AFFILIATES*

                                                                                                                          Dividend
                                                                                                                           Income
                                    Balance of Shares                      Gross Sales   Balance of Shares     Value       Jan. 1-
                                      Held Dec. 31,     Gross Purchases        and         Held Dec. 31,      Dec. 31,     Dec. 31,
Name of Issuer:                           1995           and Additions     Reductions          1996            1996          1996
----------------------------------  ----------------   ----------------    -----------   ----------------  ------------   ----------
Controlled Affiliates**
MB Metropolis, L.L.C..............       6,651,920            --             235,344          6,416,576      $ 7,924,471      --
MSCW Investors III, L.L.C.........      28,372,000            --               --            28,372,000       48,603,830      --
Value Property Trust..............       3,880,280            --               --             3,880,280       42,392,059      --
Value Property Trust, Warrants....              --        $   24,204           --                24,204            5,187      --
                                                                                                             -----------    --------
  Total Controlled Affiliates                                                                                $98,925,547      --
                                                                                                             ===========    ========
Non Controlled Affiliates
Aker AS, Series A.................              --         2,004,500           --             2,004,500     $ 44,628,253      --
Caldor Corp.......................         903,300            --             903,300                 --             ***       --
GulfMark International, Inc.......         273,037            46,000           --               319,037       18,504,146      --
Hexcel Corp.......................         980,601            --               --               980,601             ***       --
MEI Diversified Inc., Certificates
    of Beneficial Interest........              --        13,957,852           --            13,957,852        1,284,122      --
Management Assistance, Inc.,
    Liquidating Trust.............         431,100            --             431,100                 --             ***       --
National Security Group, Inc......         174,977            --               --               174,977        2,296,573    $ 27,996
New Dimensions in Medicine, Inc...         862,595            --             862,595                 --             ***       --
Old Dominion Freight Line, Inc....         200,000           219,000           --               419,000        4,451,875      --
Puerto Rican Cement Co., Inc......          85,000           194,800           --               279,800        8,743,750      53,680
Resurgence Properties Inc.........         591,900            --               --               591,900        4,461,446      --
Resurgence Properties Inc.
    (Restricted)..................         900,000            --               --               900,000        6,783,750      --
Toro Co...........................              --           675,600           --               675,600       24,659,400     307,776
                                                                                                            ------------    --------
  Total Non Controlled Affiliates                                                                           $115,813,315    $389,452
                                                                                                            ============    ========

* Affiliated issuers, as defined in the Investment Company Act of 1940, are issuers in which the Fund held 5% or more of the outstanding voting securities.
** Issuers in which the Fund owns 25% or more of the outstanding voting securities.
*** As of December 31, 1996 no longer an affiliate.

                               MUTUAL BEACON FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE G -- FOREIGN CURRENCY EXCHANGE CONTRACTS

      At December 31, 1996, the Fund had various contracts which obligate the Fund to deliver currencies at speci fied future dates. Open contracts were as follows:

                                                                                                     Net Unrealized
              Contracts to Deliver      In Exchange For   Settlement Date      Value           Appreciation/(Depreciation)
              -----------------------   ---------------   ---------------   --------------      -------------------------
Sales
  AUD               16,205,262            $  12,703,305         5/06/97     $   12,866,087             $ (162,782)
  CAD               80,617,280               60,579,513         5/30/97         59,391,916              1,187,597
  CHF               55,745,368               42,559,955         3/10/97         41,931,498                628,457
  DEM               27,123,092               18,030,562         3/18/97         17,715,238                315,324
  DKK               39,435,591                6,897,834         4/24/97          6,735,746                162,088
  FIM               90,619,372               20,455,840         3/03/97         19,778,332                677,508
  FRF              697,385,464              135,827,776         2/28/97        134,941,833                885,943
  GBP               70,137,345              112,032,585         2/18/97        120,026,809             (7,994,224)
  GBP               30,000,000               49,756,500         3/18/97         51,301,050             (1,544,550)
  GBP               50,513,538               78,410,540         5/16/97         86,233,074             (7,822,534)
  GBP               30,500,000               50,434,800         6/18/97         52,015,951             (1,581,151)
  GBP               41,873,506               69,066,715         8/18/97         71,281,563             (2,214,848)
  HKD              285,577,764               36,933,094         1/10/97         36,923,291                  9,803
  ITL           11,559,656,251                7,570,755         1/02/97          7,625,103                (54,348)
  ITL           11,559,656,250                7,498,236         7/02/97          7,576,570                (78,334)
  NLG               82,655,585               50,381,315         3/06/97         48,070,385              2,310,930
  NLG               89,523,199               53,459,676         3/17/97         52,103,353              1,356,323
  NLG               80,198,253               46,967,140         6/10/97         46,947,829                 19,311
  NOK              384,784,928               60,170,068         3/10/97         60,518,807               (348,739)
  NOK              263,303,441               40,633,247         6/09/97         41,589,189               (955,942)
  SEK              339,127,827               51,045,793         1/21/97         49,764,505              1,281,288
  SEK              405,591,412               61,129,075         2/18/97         59,592,058              1,537,017
  SEK              604,432,793               91,235,146         5/15/97         89,158,177              2,076,969
  SEK              281,694,485               42,677,749         7/21/97         41,679,561                998,188
  SEK              468,231,328               70,767,223         8/15/97         69,354,749              1,412,474
                                         --------------                     --------------            -----------
                                         $1,277,224,442                     $1,285,122,674            $(7,898,232)
                                         ==============                     ==============            -----------
Purchases
                   $12,912,674    AUD        16,205,262         5/06/97     $   12,866,087                (46,587)
                     3,971,177    FIM        18,068,556         3/03/97          3,943,593                (27,584)
                    30,227,884    GBP        18,837,952         5/16/97         32,158,795              1,930,911
                     7,547,931    ITL    11,559,656,251         1/02/97          7,625,103                 77,172
                     5,221,215    SEK        34,604,420         1/21/97          5,077,943               (143,272)
                       296,691    SEK         2,026,403         5/15/97            298,909                  2,218
                   -----------                                                ------------            -----------
                   $60,177,572                                                $ 61,970,430              1,792,858
                   ===========                                                ============            -----------
                                                                                                      $(6,105,374)
                                                                                                      ===========

Currency type abbreviations are explained on page 12.

                               MUTUAL BEACON FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE H -- CAPITAL STOCK

      Effective November 1, 1996, the Fund offered three classes of shares:
Class Z, Class I and Class II. All Fund shares outstanding before that date were designated class Z shares. All classes of shares have the same rights, except for their initial sales load, distribution fees, voting rights affecting a single class and the exchange privilege of each class. At December 31, 1996, there were 300 million shares authorized ($0.001 par value). Transactions in capital stock were as follows:

                                                                         Class Z
                                             ----------------------------------------------------------------
                                                      Year Ended                        Year Ended
                                                  to December 31, 1996             to December 31, 1995
                                             ------------------------------     -----------------------------
                                               Shares            Amount          Shares           Amount
                                             -----------    ---------------    -----------    ---------------
Shares sold ..............................    34,429,925     $1,324,427,054     39,265,763     $1,353,842,644
Shares issued in reinvestment of dividends    11,888,106        459,661,027      7,089,659        251,570,646
Shares redeemed ..........................   (19,412,747)      (754,226,698)   (13,339,166)      (471,915,346)
                                             -----------    ---------------    -----------    ---------------
  Net Increase ...........................    26,905,284     $1,029,861,383     33,016,256     $1,133,497,944
                                             ===========    ===============    ===========    ===============

                                                              Class I
                                                   -----------------------------
                                                          For the period
                                                         November 1, 1996
                                                       to December 31, 1996
                                                   -----------------------------
                                                       Shares         Amount
                                                       ------         ------
Shares sold ....................................     1,327,664      $53,458,385
Shares issued in reinvestment of dividends .....        57,339        2,210,404
Shares redeemed ................................       (47,590)      (1,952,363)
                                                    ----------     ------------
  Net Increase .................................     1,337,413      $53,716,426
                                                    ==========     ============

                                                              Class II
                                                   -----------------------------
                                                          For the period
                                                         November 1, 1996
                                                       to December 31, 1996
                                                   -----------------------------
                                                       Shares         Amount
                                                       ------         ------
Shares sold ....................................      414,977       $16,724,893
Shares issued in reinvestment of dividends .....       20,626           795,137
Shares redeemed ................................      (17,823)         (723,248)
                                                     --------      ------------
  Net Increase .................................      417,780       $16,796,782
                                                     ========      ============

      Effective January 31, 1997, there was a 3-for-1 stock split and authorized shares were increased to 1.35 billion shares.

                               MUTUAL BEACON FUND
                              FINANCIAL HIGHLIGHTS

 (Selected data for a share of capital stock outstanding throughout each period)

                                                                           Class Z
                                   -------------------------------------------------------------------------------------------------
                                                                                                                            Sept. 1,
                                                                    Year Ended December 31,                                 1987 to
                                   ---------------------------------------------------------------------------------------  Dec. 31,
                                    1996      1995      1994      1993      1992      1991      1990     1989      1988     1987
                                   ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Net Asset Value,
   Beginning of Period ..........  $35.94    $31.03    $31.09    $27.10    $23.36    $20.80    $24.09   $22.85    $19.49   $24.78
                                   ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
   Income from Investment
     Operations:
   Net Investment Income ........    1.20       .87       .46       .37       .45       .75      1.08     1.12       .77      .22
   Net Gains or Losses on
     Securities (realized and
     unrealized) ................    6.28      7.09      1.28      5.81      4.85      2.88     (3.03)    2.84      4.80    (3.96)
                                   ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
   Total from Investment
     Operations .................    7.48      7.96      1.74      6.18      5.30      3.63     (1.95)    3.96      5.57    (3.74)
                                   ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
   Less Distributions:
   Dividends (from net investment
     income) ....................    1.06       .84       .44       .37       .46       .74      1.08     1.17       .80      .51
   Distributions
     (from capital gains) .......    3.41      2.21      1.36      1.82      1.10       .33       .26     1.55      1.41     1.04
                                   ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
     Total Distributions ........    4.47      3.05      1.80      2.19      1.56      1.07      1.34     2.72      2.21     1.55
                                   ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Net Asset Value,
   End of Period ................  $38.95    $35.94    $31.03    $31.09    $27.10    $23.36    $20.80   $24.09    $22.85   $19.49
                                   ======    ======    ======    ======    ======    ======    ======   ======    ======   ======
Total Return* ...................   21.19%    25.89%     5.61%    22.93%    22.92%    17.60%    (8.17)%  17.46%    28.79%  (15.12)%
                                   ======    ======    ======    ======    ======    ======    ======   ======    ======   ======
Ratios/Supplemental Data:
Net Assets, End of Period
   (millions) ...................  $4,920    $3,573    $2,060    $1,062      $534      $398      $388     $409      $214     $131
Ratio of Expenses to
   Average Net Assets ...........     .73%++    .72%      .75%      .73%      .81%      .85%      .85%     .67%+     .59%+    .87%**
Ratio of Net Investment Income
   to Average Net Assets ........    3.21%++   2.89%     1.96%     1.53%     1.90%     3.07%     4.59%    4.98%+    3.64%+   2.86%**
Portfolio Turnover Rate .........   66.87%    73.18%    70.63%    52.88%    57.52%    56.63%    57.74%   67.18%    86.79%   28.07%
Average Commission Per Share ....   $.047      --        --        --        --        --        --       --        --       --

*  Not annualized for periods of less than one year.
** Annualized.
+ After reduction of expenses by the Investment Adviser. Had the Investment Adviser not undertaken such action, the ratios of operating expenses and net investment income would have been .68% and 4.97% in 1989 and .66% and 3.57% in 1988.
++ After reduction of expenses by the Investment Adviser, as described in Note C. Had the Investment Adviser not undertaken such action, the ratios of operating expenses and net investment income would have been 0.75% and 3.19%, respectively.

                               MUTUAL BEACON FUND
                              FINANCIAL HIGHLIGHTS

 (Selected data for a share of capital stock outstanding throughout each period)

                                            Class I              Class II
                                      --------------------  --------------------
                                         For the period        For the period
                                        November 1, 1996+     November 1, 1996+
                                      to December 31, 1996  to December 31, 1996
                                      --------------------  --------------------
Net Asset Value,
   Beginning of Period ...............        $39.64               $39.64
                                             -------              -------
   Income from Investment Operations:
   Net Investment Income .............           .48                  .38
   Net Gains or Losses on Securities
     (realized and unrealized) .......          2.07                 2.14
                                             -------              -------
   Total from Investment Operations ..          2.55                 2.52
                                             -------              -------
   Less Distributions:
   Dividends (from net investment
     income) .........................          1.00                  .97
   Distributions (from capital gains)           2.26                 2.26
                                             -------              -------
     Total Distributions .............          3.26                 3.23
                                             -------              -------
Net Asset Value,
   End of Period .....................        $38.93               $38.93
                                             =======              =======
Total Return .........................        6.51%a               6.45%b
                                             =======              =======
Ratios/Supplemental Data:
Net Assets, End of Period
   (millions) ........................           $52                  $16
Ratio of Expenses to
   Average Net Assets ................          1.03%**              1.75%**
Ratio of Net Investment Income
   to Average Net Assets .............          1.33%**               .84%**
Portfolio Turnover Rate ..............         66.87%               66.87%
Average Commission Per Share .........         $.047                $.047

a Total return does not reflect sales commissions. Not annualized for periods of less than one year.
b Total return does not reflect sales commissions, or the deferred contingent sales charges. Not annualized for periods of less than one year.
** Annualized. After reduction of expenses by the Investment Adviser as described in Note C. Had the Investment Adviser not undertaken such action, the ratios of operating expenses and net investment income would have been 1.13% and 1.23% respectively for Class Iand 1.85% and 0.74% respectively for Class II.
+  Commencement of offering of sale.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FRANKLIN MUTUAL SERIES FUND INC.

      We have audited the accompanying statement of assets and liabilities of Mutual Beacon Fund, a portfolio of Franklin Mutual Series Fund Inc. ("Fund") (formerly Mutual Series Fund Inc.), including the schedule of investments, as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual Beacon Fund, a portfolio of Franklin Mutual Series Fund Inc., at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods in conformity with generally accepted accounting principles.


                                                  /s/ Ernst & Young LLP

Boston, Massachusetts
February 7, 1997

                        FRANKLIN MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078
                           1-800-448-3863 201-912-2100

                               BOARD OF DIRECTORS
                           Michael F. Price (Chairman)
                             Edward I. Altman, Ph.D.
                                 Ann Torre Grant
                              Andrew H. Hines, Jr.
                               Peter A. Langerman
                               William J. Lippman
                               Bruce A. MacPherson
                                Fred R. Millsaps
                                  Leonard Rubin
                                Barry F. Schwartz
                           Vaughn R. Sturtevant, M.D.
                                 Robert E. Wade

                                    OFFICERS
                           Michael F. Price, President
                    Peter A. Langerman, Exec. Vice President
                        Jeffrey A. Altman, Vice President
                       Robert L. Friedman, Vice President
                          Raymond Garea, Vice President
                       Lawrence N. Sondike, Vice President
                            James R. Baio, Treasurer
                      Stuart C. Pistol, Assistant Treasurer
                     Liz Cohernour, Gen. Counsel & Secretary
                      Larry L. Greene, Assistant Secretary
                         Lily Simo, Assistant Secretary
                     Karen L. Skidmore, Assistant Secretary

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, Ma. 02116

                                     COUNSEL
                      Skadden, Arps, Slate, Meagher & Flom
                                919 Third Avenue
                              New York, N.Y. 10022

                                    CUSTODIAN
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, Ma. 02110

                                 TRANSFER AGENT
                   Franklin Templeton Investor Services, Inc.

                              PRINCIPAL UNDERWRITER
                      Franklin Templeton Distributors, Inc.